Consolidated Statement of Comprehensive Income - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net profit		€ 3,542	€ 3,209
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		20	16
Remeasurements of defined benefit pension plans		(201)	267
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges		43	83
Currency retranslation gains/(losses)	[1]	(1,481)	64
Total comprehensive income		1,923	3,639
Attributable to:
Non-controlling interests		177	216
Shareholders' equity		€ 1,746	€ 3,423

[1]	2020 currency retranslation losses resulted from the weakening of currencies against the euro in our foreign operations, primarily in Brazil, Mexico, India, Korea and Russia.